First Trust Active Factor Small Cap ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
First Trust Active Factor Small Cap ETF | First Trust Active Factor Small Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	10.37%	22.17%	(17.48%)	26.11%	8.46%